FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2018
Foreign exchange rates [abstract]
Schedule of foreign currency
Foreign currency

The foreign currency detail of balances of monetary items in current and non-current assets is as follows:

	As of	As of
	December 31,	December 31,
Current assets	2018	2017
	ThUS$	ThUS$

Cash and cash equivalents	606,673	260,092
Argentine peso	4,236	7,309
Brazilian real	34,360	14,242
Chilean peso	415,399	81,693
Colombian peso	2,732	1,105
Euro	20,339	11,746
U.S. dollar	51,382	108,327
Other currency	78,225	35,670

Other financial assets, current	57,132	36,484
Argentine peso	11	21
Brazilian real	25,829	17
Chilean peso	25,904	26,605
Colombian peso	139	150
U.S. dollar	4,923	9,343
Other currency	326	348

	As of	As of
	December 31,	December 31,
Current assets	2018	2017
	ThUS$	ThUS$

Other non - financial assets, current	106,952	107,170
Argentine peso	13,077	16,507
Brazilian real	37,794	19,686
Chilean peso	30,916	34,258
Colombian peso	434	340
Euro	3,935	2,722
U.S. dollar	8,949	21,907
Other currency	11,847	11,750

Trade and other accounts receivable, current	518,006	373,447
Argentine peso	54,053	49,680
Brazilian real	6,037	22,006
Chilean peso	112,133	82,369
Colombian peso	5,065	1,169
Euro	49,044	48,286
U.S. dollar	2,938	34,268
Other currency	288,736	135,669

Accounts receivable from related entities, current	593	958
Chilean peso	200	735
U.S. dollar	393	223

Tax current assets	20,774	33,575
Argentine peso	812	1,679
Brazilian real	1,106	3,934
Chilean peso	4,860	3,317
Colombian peso	5	660
Euro	-	179
U.S. dollar	429	327
Peruvian sol	13,306	21,948
Other currency	256	1,531

Total current assets	1,310,130	811,726
Argentine peso	72,189	75,196
Brazilian real	105,126	59,885
Chilean peso	589,412	228,977
Colombian peso	8,375	3,424
Euro	73,318	62,933
U.S. Dollar	69,014	174,395
Other currency	392,696	206,916

	As of	As of
	December 31,	December 31,
Non-current assets	2018	2017
	ThUS$	ThUS$

Other financial assets, non-current	21,850	20,975
Brazilian real	4,941	3,831
Chilean peso	68	74
Colombian peso	145	281
Euro	7,438	7,853
U.S. dollar	7,441	7,273
Other currency	1,817	1,663

Other non - financial assets, non-current	31,126	9,108
Argentine peso	86	172
Brazilian real	7,465	6,368
U.S. dollar	3	38
Other currency	23,572	2,530

Accounts receivable, non-current	5,378	6,887
Chilean peso	5,378	6,887

Deferred tax assets	2,073	2,081
Colombian peso	78	86
Other currency	1,995	1,995

Total non-current assets	60,427	39,051
Argentine peso	86	172
Brazilian real	12,406	10,199
Chilean peso	5,446	6,961
Colombian peso	223	367
Euro	7,438	7,853
U.S. dollar	7,444	7,311
Other currency	27,384	6,188

The foreign currency detail of balances of monetary items in current liabilities and non-current is as follows:

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, current	56,842	36,000	107,815	115,182
Chilean peso	41,503	21,542	68,901	79,032
U.S. dollar	15,339	14,458	38,914	36,150

Trade and other accounts payables, current	970,872	919,373	37,809	33,707
Argentine peso	229,907	122,452	6,142	8,636
Brazilian real	30,974	28,810	1,152	669
Chilean peso	198,766	233,202	26,113	11,311
Colombian peso	7,915	2,964	752	855
Euro	84,903	58,081	1,375	9,165
U.S. dollar	325,385	409,380	55	1,154
Peruvian sol	37,285	39,064	1,124	825
Mexican peso	5,975	2,732	167	115
Pound sterling	13,395	5,839	305	199
Uruguayan peso	847	1,890	-	-
Other currency	35,520	14,959	624	778

Accounts payable to related entities, current	365	760	-	-
Chilean peso	253	546	-	-
U.S. dollar	112	4	-	-
Other currency	-	210	-	-

Other provisions, current	1,434	959	-	-
Chilean peso	28	30	-	-
Other currency	1,406	929	-	-

Tax liabilities, current	13	-	-	174
Argentine peso	4	-	-	174
Chilean peso	9	-	-	-

	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$

Other non-financial liabilities, current	38,120	25,190	-	-
Argentine peso	1,089	393	-	-
Brazilian real	1,455	542	-	-
Chilean peso	14,130	11,283	-	-
Colombian peso	1,009	837	-	-
Euro	4,411	5,954	-	-
U.S. dollar	10,468	3,160	-	-
Other currency	5,558	3,021	-	-

Total current liabilities	1,067,646	982,282	145,624	149,063
Argentine peso	231,000	122,845	6,142	8,810
Brazilian real	32,429	29,352	1,152	669
Chilean peso	254,689	266,603	95,014	90,343
Colombian peso	8,924	3,801	752	855
Euro	89,314	64,035	1,375	9,165
U.S. dollar	351,304	427,002	38,969	37,304
Other currency	99,986	68,644	2,220	1,917

	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Non-current liabilities	2018	2017	2018	2017	2018	2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, non-current	241,823	276,436	281,785	263,798	179,406	189,500
Chilean peso	16,232	41,548	237,377	189,500	172,530	189,500
U.S. dollar	225,591	234,888	44,408	74,298	6,876	-

Accounts payable, non-current	308,715	362,964	-	-	-	-
Chilean peso	14,027	13,251	-	-	-	-
U.S. dollar	293,448	348,329	-	-	-	-
Other currency	1,240	1,384	-	-	-	-

Other provisions, non-current	36,120	41,514	-	-	-	-
Argentine peso	542	940	-	-	-	-
Brazillian real	19,815	24,074	-	-	-	-
Colombian peso	295	551	-	-	-	-
Euro	9,403	9,883	-	-	-	-
U.S. dollar	6,065	6,066	-	-	-	-

Provisions for employees benefits, non-current	72,674	77,579	-	-	-	-
Chilean peso	72,187	73,399	-	-	-	-
U.S. dollar	487	4,180	-	-	-	-

Other non-financial liabilities, non-current	-	3	-	-	-	-
Colombian peso	-	3	-	-	-	-

Total non-current liabilities	659,332	758,496	281,785	263,798	179,406	189,500
Argentine peso	542	940	-	-	-	-
Brazilian real	19,815	24,074	-	-	-	-
Chilean peso	102,446	128,198	237,377	189,500	172,530	189,500
Colombian peso	295	554	-	-	-	-
Euro	9,403	9,883	-	-	-	-
U.S. dollar	525,591	593,463	44,408	74,298	6,876	-
Other currency	1,240	1,384	-	-	-	-

	As of	As of
	December 31,	December 31,
General summary of foreign currency:	2018	2017
	ThUS$	ThUS$

Total assets	1,370,557	850,777
Argentine peso	72,275	75,368
Brazilian real	117,532	70,084
Chilean peso	594,858	235,938
Colombian peso	8,598	3,791
Euro	80,756	70,786
U.S. dollar	76,458	181,706
Other currency	420,080	213,104

Total liabilities	2,333,793	2,343,136
Argentine peso	237,684	132,595
Brazilian real	53,396	54,095
Chilean peso	862,056	864,144
Colombian peso	9,971	5,207
Euro	100,092	83,083
U.S. dollar	967,148	1,132,067
Other currency	103,446	71,945

Net position
Argentine peso	(165,409)	(57,227)
Brazilian real	64,136	15,989
Chilean peso	(267,198)	(628,206)
Colombian peso	(1,373)	(1,416)
Euro	(19,336)	(12,297)
U.S. dollar	(890,690)	(950,361)
Other currency	316,634	141,159

Schedule of exchange differences

The following shows the current exchange rates for the U.S. dollar, on the dates indicated:

	As of December 31,
	2018	2017	2016	2015

Argentine peso	37.74	18.57	15.84	12.97
Brazilian real	3.87	3.31	3.25	3.98
Chilean peso	694.77	614.75	669.47	710.16
Colombian peso	3,239.45	2,984.77	3,000.25	3,183.00
Euro	0.87	0.83	0.95	0.92
Strong bolivar	0.00	3,345.00	673.76	198.70
Sovereign bolivar (*)	3,299.12	-	-	-
Australian dollar	1.42	1.28	1.38	1.37
Boliviano	6.86	6.86	6.86	6.85
Mexican peso	19.68	19.66	20.63	17.34
New Zealand dollar	1.49	1.41	1.44	1.46
Peruvian Sol	3.37	3.24	3.35	3.41
Uruguayan peso	32.38	28.74	29.28	29.88

(*) On August 20, 2018, in Venezuela there was a change of currency, five zeros were eliminated to simplify and the surname was changed to sovereign.